Effect of the Great East Japan Earthquake	12 Months Ended
Mar. 31, 2011
Effect of the Great East Japan Earthquake
Effect of the Great East Japan Earthquake

22. EFFECT OF THE GREAT EAST JAPAN EARTHQUAKE

As a result of the Great East Japan Earthquake on March 11, 2011, Ricoh recorded costs and expenses of ¥4,978 million ($ 59,976 thousand) in total for the year ended March 31, 2011, consisting of the followings.

	Millions of yen
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for trade receivables and finance receivables	¥—	¥3,434	¥3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	1,005	167	1,172
Other	12	360	372

Total	¥1,017	¥3,961	¥4,978

	Thousands of U.S. Dollars
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for account receivables and finance receivables	$—	$41,374	$41,374
Losses due to write-downs of damaged inventories and property, plant and equipment	12,108	2,012	14,120
Other	145	4,337	4,482

Total	$12,253	$47,723	$59,976

The following is breakdown of these costs and expenses by operating segments and corporate.

	Millions of Yen	Thousands of U.S. Dollars
	2011	2011
Imaging & Solutions	¥4,516	$54,409
Industrial Products	80	964
Other	139	1,675
Corporate	243	2,928

Ending balance	¥4,978	$59,976

In addition to above, Ricoh experienced idle production facilities or production levels below a normal capacity. In periods of abnormally low production, unallocated overhead costs were expensed in the period in which they were incurred. Ricoh recognized unallocated overhead costs of ¥1,057 million ($ 12,735 thousand) as cost of sales for the year ended March 31, 2011. The costs in Imaging & Solutions and Industrial products operating segment were ¥1,005 million ($12,108 thousand) and ¥52 million ($627 thousand), respectively.